Net Loss Per Share - Additional Information (Detail) - shares	Sep. 30, 2022	Dec. 31, 2021	Mar. 08, 2021	Dec. 31, 2020
Earn out shares subject to vesting and potential forfeiture (in shares)	4,970,000	4,970,000	4,970,000
Share-based compensation arrangement by share-based payment award, options, outstanding, number (in shares)	24,153,000	27,582,000		24,915,000
Non Qualified Stock Option Awards | Chief Executive Officer
Share-based compensation arrangement by share-based payment award, options, outstanding, number (in shares)		25,000,000
Unvested restricted stock units | Officer
Share-based compensation arrangement by share-based payment award, non-option equity instruments, outstanding, number (in shares)		11,500,000